CONVERTIBLE PREFERRED SHARES - Summary of Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Number of shares outstanding		2,699,114
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	20,418,209
Number of shares issued	0	20,418,209
Number of shares outstanding	0	20,418,209
Liquidation preference	$ 0	$ 11,682
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	15,906,053
Number of shares issued	0	15,906,053
Number of shares outstanding	0	15,906,053
Liquidation preference	$ 0	$ 89,659
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	3,032,940
Number of shares issued	0	3,032,940
Number of shares outstanding	0	3,032,940
Liquidation preference	$ 0	$ 13,693
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	28,973,439
Number of shares issued	0	28,216,005
Number of shares outstanding	0	28,216,005
Liquidation preference	$ 0	$ 186,954
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	0	15,191,550
Number of shares issued	0	2,699,114
Number of shares outstanding	0
Liquidation preference	$ 0	$ 26,218